T. ROWE PRICE Equity Index 500 Portfolio
September 30, 2021 (Unaudited)
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 98.5%
COMMUNICATION
SERVICES 11.1%
Diversified Telecommunication
Services 1.2%
AT&T  5,100 138
Lumen Technologies  727 9
Verizon Communications  2,958 160
307
Entertainment 1.9%
Activision Blizzard  552 43
Electronic Arts  201 28
Live Nation Entertainment (1) 96 9
Netflix (1) 319 195
Take-Two Interactive Software (1) 84 13
Walt Disney (1) 1,308 221
509
Interactive Media & Services 6.6%
Alphabet, Class A (1) 216 578
Alphabet, Class C (1) 202 538
Facebook, Class A (1) 1,712 581
Match Group (1) 202 32
Twitter (1) 565 34
1,763
Media 1.2%
Charter Communications, Class A (1) 91 66
Comcast, Class A  3,274 183
Discovery, Class A (1) 125 3
Discovery, Class C (1) 218 5
DISH Network, Class A (1) 181 8
Fox, Class A  238 10
Fox, Class B  112 4
Interpublic Group  286 11
News, Class A  287 7
News, Class B  86 2
Omnicom Group  157 11
ViacomCBS, Class B  442 17
327
Wireless Telecommunication
Services 0.2%
T-Mobile U.S. (1) 417 53
53
Total Communication Services 2,959
CONSUMER
DISCRETIONARY 12.1%
Auto Components 0.1%
Aptiv (1) 192 29
BorgWarner  175 7
36
Automobiles 2.1%
Ford Motor (1) 2,782 39
General Motors (1) 1,033 55
Shares/Par $ Value
(Cost and value in $000s)
‡
Tesla (1) 583 452
546
Distributors 0.1%
Genuine Parts  105 13
LKQ (1) 203 10
Pool  30 13
36
Hotels, Restaurants & Leisure 2.0%
Booking Holdings (1) 29 69
Caesars Entertainment (1) 152 17
Carnival (1) 583 15
Chipotle Mexican Grill (1) 20 36
Darden Restaurants  95 14
Domino's Pizza  27 13
Expedia Group (1) 103 17
Hilton Worldwide Holdings (1) 203 27
Las Vegas Sands (1) 240 9
Marriott International, Class A (1) 196 29
McDonald's  534 129
MGM Resorts International  297 13
Norwegian Cruise Line Holdings (1) 268 7
Penn National Gaming (1) 109 8
Royal Caribbean Cruises (1) 160 14
Starbucks  841 93
Wynn Resorts (1) 74 6
Yum! Brands  209 25
541
Household Durables 0.4%
DR Horton  239 20
Garmin  109 17
Leggett & Platt  97 4
Lennar, Class A  203 19
Mohawk Industries (1) 42 7
Newell Brands  273 6
NVR (1) 2 10
PulteGroup  193 9
Whirlpool  47 10
102
Internet & Direct Marketing
Retail 4.0%
Amazon.com (1) 312 1,025
eBay  473 33
Etsy (1) 93 19
1,077
Leisure Products 0.0%
Hasbro  93 8
8
Multiline Retail 0.5%
Dollar General  167 35
Dollar Tree (1) 169 16
Target  353 81
132
Specialty Retail 2.2%
Advance Auto Parts  49 10
AutoZone (1) 15 26

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Bath & Body Works  193 12
Best Buy  163 17
CarMax (1) 119 15
Gap  152 4
Home Depot  765 251
Lowe's  504 102
O'Reilly Automotive (1) 50 31
Ross Stores  260 28
TJX  859 57
Tractor Supply  83 17
Ulta Beauty (1) 40 14
584
Textiles, Apparel & Luxury
Goods 0.7%
Hanesbrands  255 4
NIKE, Class B  913 133
PVH (1) 50 5
Ralph Lauren  33 4
Tapestry  204 7
Under Armour, Class A (1) 136 3
Under Armour, Class C (1) 145 2
VF  235 16
174
Total Consumer Discretionary 3,236
CONSUMER STAPLES 5.7%
Beverages 1.3%
Brown-Forman, Class B  133 9
Coca-Cola  2,775 145
Constellation Brands, Class A  123 26
Molson Coors Beverage, Class B  138 6
Monster Beverage (1) 270 24
PepsiCo  988 149
359
Food & Staples Retailing 1.4%
Costco Wholesale  316 142
Kroger  496 20
Sysco  374 29
Walgreens Boots Alliance  524 25
Walmart  1,030 144
360
Food Products 0.9%
Archer-Daniels-Midland  408 25
Campbell Soup  148 6
Conagra Brands  351 12
General Mills  428 26
Hershey  107 18
Hormel Foods  205 8
J M Smucker  79 9
Kellogg  182 12
Kraft Heinz  470 17
Lamb Weston Holdings  104 6
McCormick  182 15
Mondelez International, Class A  995 58
Tyson Foods, Class A  216 17
229
Shares/Par $ Value
(Cost and value in $000s)
‡
Household Products 1.3%
Church & Dwight  179 15
Clorox  91 15
Colgate-Palmolive  599 45
Kimberly-Clark  238 32
Procter & Gamble  1,747 244
351
Personal Products 0.2%
Estee Lauder, Class A  165 49
49
Tobacco 0.6%
Altria Group  1,314 60
Philip Morris International  1,112 105
165
Total Consumer Staples 1,513
ENERGY 2.7%
Energy Equipment & Services 0.2%
Baker Hughes  605 15
Halliburton  646 14
Schlumberger  988 29
58
Oil, Gas & Consumable Fuels 2.5%
APA  276 6
Chevron  1,381 140
ConocoPhillips  953 64
Coterra Energy  302 6
Devon Energy  435 15
Diamondback Energy  124 12
EOG Resources  426 34
Exxon Mobil  3,025 178
Hess  200 16
Kinder Morgan  1,422 24
Marathon Oil  576 8
Marathon Petroleum  465 29
Occidental Petroleum  619 18
ONEOK  323 19
Phillips 66  318 22
Pioneer Natural Resources  166 28
Valero Energy  296 21
Williams  887 23
663
Total Energy 721
FINANCIALS 11.3%
Banks 4.3%
Bank of America  5,331 226
Citigroup  1,446 101
Citizens Financial Group  311 15
Comerica  99 8
Fifth Third Bancorp  486 21
First Republic Bank  124 24
Huntington Bancshares  1,078 17
JPMorgan Chase  2,149 352
KeyCorp  716 15
M&T Bank  94 14

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
People's United Financial  321 5
PNC Financial Services Group  302 59
Regions Financial  701 15
SVB Financial Group (1) 43 28
Truist Financial  949 56
U.S. Bancorp  960 57
Wells Fargo  2,933 136
Zions Bancorp  118 7
1,156
Capital Markets 3.0%
Ameriprise Financial  83 22
Bank of New York Mellon  580 30
BlackRock  102 86
Cboe Global Markets  77 9
Charles Schwab  1,070 78
CME Group  255 49
Franklin Resources  199 6
Goldman Sachs Group  240 91
Intercontinental Exchange  400 46
Invesco  249 6
MarketAxess Holdings  28 12
Moody's  117 42
Morgan Stanley  1,041 101
MSCI  60 36
Nasdaq  83 16
Northern Trust  152 16
Raymond James Financial  136 13
S&P Global  172 73
State Street  258 22
T. Rowe Price Group (2) 161 32
786
Consumer Finance 0.7%
American Express  459 77
Capital One Financial  317 51
Discover Financial Services  211 26
Synchrony Financial  424 21
175
Diversified Financial Services 1.4%
Berkshire Hathaway, Class B (1) 1,333 364
364
Insurance 1.9%
Aflac  451 23
Allstate  209 27
American International Group  605 33
Aon, Class A  161 46
Arthur J Gallagher  150 22
Assurant  45 7
Brown & Brown  171 9
Chubb  312 54
Cincinnati Financial  109 12
Everest Re Group  30 8
Globe Life  68 6
Hartford Financial Services Group  253 18
Lincoln National  129 9
Loews  148 8
Marsh & McLennan  361 55
Shares/Par $ Value
(Cost and value in $000s)
‡
MetLife  532 33
Principal Financial Group  185 12
Progressive  415 38
Prudential Financial  282 30
Travelers  177 27
W R Berkley  100 7
Willis Towers Watson  94 22
506
Total Financials 2,987
HEALTH CARE 13.1%
Biotechnology 1.9%
AbbVie  1,263 136
Amgen  405 86
Biogen (1) 106 30
Gilead Sciences  893 62
Incyte (1) 137 10
Moderna (1) 254 98
Regeneron Pharmaceuticals (1) 76 46
Vertex Pharmaceuticals (1) 189 34
502
Health Care Equipment &
Supplies 3.7%
Abbott Laboratories  1,267 150
ABIOMED (1) 33 11
Align Technology (1) 53 35
Baxter International  354 28
Becton Dickinson & Company  205 50
Boston Scientific (1) 1,012 44
Cooper  36 15
Danaher  454 138
DENTSPLY SIRONA  155 9
Dexcom (1) 70 38
Edwards Lifesciences (1) 443 50
Hologic (1) 187 14
IDEXX Laboratories (1) 60 37
Intuitive Surgical (1) 85 84
Medtronic  959 120
ResMed  103 27
STERIS  71 15
Stryker  241 64
Teleflex  34 13
West Pharmaceutical Services  54 23
Zimmer Biomet Holdings  148 22
987
Health Care Providers &
Services 2.5%
AmerisourceBergen  108 13
Anthem  174 65
Cardinal Health  208 10
Centene (1) 426 27
Cigna  242 48
CVS Health  941 80
DaVita (1) 51 6
HCA Healthcare  180 44
Henry Schein (1) 101 8
Humana  91 35

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Laboratory Corp. of America
Holdings (1) 68 19
McKesson  113 22
Quest Diagnostics  89 13
UnitedHealth Group  678 265
Universal Health Services, Class B  58 8
663
Health Care Technology 0.1%
Cerner  220 16
16
Life Sciences Tools & Services 1.4%
Agilent Technologies  215 34
Bio-Rad Laboratories, Class A (1) 16 12
Bio-Techne  28 14
Charles River Laboratories
International (1) 37 15
Illumina (1) 104 42
IQVIA Holdings (1) 136 33
Mettler-Toledo International (1) 17 23
PerkinElmer  83 14
Thermo Fisher Scientific  283 162
Waters (1) 45 16
365
Pharmaceuticals 3.5%
Bristol-Myers Squibb  1,585 94
Catalent (1) 124 17
Eli Lilly  567 131
Johnson & Johnson  1,893 306
Merck  1,808 136
Organon  185 6
Pfizer  4,007 172
Viatris  883 12
Zoetis  337 65
939
Total Health Care 3,472
INDUSTRIALS & BUSINESS
SERVICES 8.0%
Aerospace & Defense 1.5%
Boeing (1) 393 86
General Dynamics  167 33
Howmet Aerospace  285 9
Huntington Ingalls Industries  29 6
L3Harris Technologies  142 31
Lockheed Martin  175 60
Northrop Grumman  107 39
Raytheon Technologies  1,076 92
Textron  165 12
TransDigm Group (1) 38 24
392
Air Freight & Logistics 0.6%
CH Robinson Worldwide  96 8
Expeditors International of Washington  123 15
FedEx  175 38
United Parcel Service, Class B  520 95
156
Shares/Par $ Value
(Cost and value in $000s)
‡
Airlines 0.3%
Alaska Air Group (1) 89 5
American Airlines Group (1) 467 10
Delta Air Lines (1) 467 20
Southwest Airlines (1) 432 22
United Airlines Holdings (1) 233 11
68
Building Products 0.5%
A.O. Smith  96 6
Allegion  65 9
Carrier Global  614 32
Fortune Brands Home & Security  102 9
Johnson Controls International  505 34
Masco  186 10
Trane Technologies  168 29
129
Commercial Services &
Supplies 0.4%
Cintas  62 24
Copart (1) 152 21
Republic Services  154 18
Rollins  162 6
Waste Management  275 41
110
Construction & Engineering 0.0%
Quanta Services  102 12
12
Electrical Equipment 0.6%
AMETEK  170 21
Eaton  283 42
Emerson Electric  424 40
Generac Holdings (1) 46 19
Rockwell Automation  85 25
147
Industrial Conglomerates 1.1%
3M  412 72
General Electric  782 81
Honeywell International  492 104
Roper Technologies  78 35
292
Machinery 1.5%
Caterpillar  390 75
Cummins  105 24
Deere  202 68
Dover  106 17
Fortive  247 17
IDEX  55 11
Illinois Tool Works  203 42
Ingersoll Rand (1) 283 14
Otis Worldwide  312 26
PACCAR  254 20
Parker-Hannifin  91 25
Pentair  122 9
Snap-on  41 9
Stanley Black & Decker  119 21

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Westinghouse Air Brake Technologies  130 11
Xylem  131 16
405
Professional Services 0.4%
Equifax  89 22
IHS Markit  282 33
Jacobs Engineering Group  96 13
Leidos Holdings  95 9
Nielsen Holdings  262 5
Robert Half International  81 8
Verisk Analytics  118 24
114
Road & Rail 0.9%
CSX  1,602 48
JB Hunt Transport Services  62 10
Kansas City Southern  66 18
Norfolk Southern  176 42
Old Dominion Freight Line  69 20
Union Pacific  465 91
229
Trading Companies &
Distributors 0.2%
Fastenal  416 21
United Rentals (1) 53 19
WW Grainger  32 13
53
Total Industrials & Business Services 2,107
INFORMATION
TECHNOLOGY 27.2%
Communications Equipment 0.8%
Arista Networks (1) 40 14
Cisco Systems  3,012 164
F5 Networks (1) 43 8
Juniper Networks  239 6
Motorola Solutions  119 28
220
Electronic Equipment, Instruments
& Components 0.7%
Amphenol, Class A  423 31
CDW  102 18
Corning  565 21
IPG Photonics (1) 25 4
Keysight Technologies (1) 134 22
TE Connectivity  232 32
Teledyne Technologies (1) 34 15
Trimble (1) 183 15
Zebra Technologies, Class A (1) 39 20
178
IT Services 4.8%
Accenture, Class A  453 145
Akamai Technologies (1) 119 12
Automatic Data Processing  301 60
Broadridge Financial Solutions  86 14
Cognizant Technology Solutions,
Class A  371 28
Shares/Par $ Value
(Cost and value in $000s)
‡
DXC Technology (1) 186 6
Fidelity National Information Services  439 53
Fiserv (1) 424 46
FleetCor Technologies (1) 61 16
Gartner (1) 61 19
Global Payments  208 33
International Business Machines  639 89
Jack Henry & Associates  54 9
Mastercard, Class A  623 217
Paychex  226 25
PayPal Holdings (1) 846 220
VeriSign (1) 72 15
Visa, Class A  1,214 270
Western Union  299 6
1,283
Semiconductors & Semiconductor
Equipment 5.5%
Advanced Micro Devices (1) 865 89
Analog Devices  383 64
Applied Materials  652 84
Broadcom  293 142
Enphase Energy (1) 99 15
Intel  2,898 154
KLA  108 36
Lam Research  101 57
Microchip Technology  200 31
Micron Technology  801 57
Monolithic Power Systems  32 16
NVIDIA  1,791 371
NXP Semiconductors  188 37
Qorvo (1) 81 14
QUALCOMM  805 104
Skyworks Solutions  116 19
Teradyne  121 13
Texas Instruments  659 127
Xilinx  181 27
1,457
Software 9.1%
Adobe (1) 343 197
ANSYS (1) 64 22
Autodesk (1) 157 45
Cadence Design Systems (1) 202 31
Ceridian HCM Holding (1) 98 11
Citrix Systems  91 10
Fortinet (1) 99 29
Intuit  195 105
Microsoft  5,393 1,520
NortonLifeLock  424 11
Oracle  1,176 102
Paycom Software (1) 33 16
PTC (1) 76 9
salesforce.com (1) 695 189
ServiceNow (1) 141 88
Synopsys (1) 108 32
Tyler Technologies (1) 30 14
2,431

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage &
Peripherals 6.3%
Apple  11,271 1,595
Hewlett Packard Enterprise  952 14
HP  877 24
NetApp  163 15
Seagate Technology Holdings  146 12
Western Digital (1) 222 12
1,672
Total Information Technology 7,241
MATERIALS 2.4%
Chemicals 1.7%
Air Products & Chemicals  158 40
Albemarle  85 19
Celanese  82 12
CF Industries Holdings  157 9
Corteva  538 23
Dow  528 30
DuPont de Nemours  370 25
Eastman Chemical  99 10
Ecolab  176 37
FMC  92 8
International Flavors & Fragrances  183 24
Linde  369 108
LyondellBasell Industries, Class A  188 18
Mosaic  250 9
PPG Industries  173 25
Sherwin-Williams  174 49
446
Construction Materials 0.1%
Martin Marietta Materials  46 16
Vulcan Materials  97 16
32
Containers & Packaging 0.3%
Amcor  1,126 13
Avery Dennison  62 13
Ball  230 21
International Paper  285 16
Packaging Corp. of America  71 10
Sealed Air  110 6
Westrock  194 9
88
Metals & Mining 0.3%
Freeport-McMoRan  1,040 34
Newmont  565 31
Nucor  214 21
86
Total Materials 652
REAL ESTATE 2.6%
Equity Real Estate Investment
Trusts 2.5%
Alexandria Real Estate Equities, REIT  100 19
American Tower, REIT  325 86
AvalonBay Communities, REIT  101 22
Shares/Par $ Value
(Cost and value in $000s)
‡
Boston Properties, REIT  104 11
Crown Castle International, REIT  308 53
Digital Realty Trust, REIT  200 29
Duke Realty, REIT  274 13
Equinix, REIT  65 51
Equity Residential, REIT  249 20
Essex Property Trust, REIT  48 15
Extra Space Storage, REIT  98 17
Federal Realty Investment Trust, REIT  53 6
Healthpeak Properties, REIT  399 13
Host Hotels & Resorts, REIT (1) 516 9
Iron Mountain, REIT  211 9
Kimco Realty, REIT  439 9
Mid-America Apartment Communities,
REIT  85 16
Prologis, REIT  526 66
Public Storage, REIT  108 32
Realty Income, REIT  273 18
Regency Centers, REIT  115 8
SBA Communications, REIT  80 27
Simon Property Group, REIT  232 30
UDR, REIT  204 11
Ventas, REIT  284 16
Vornado Realty Trust, REIT  115 5
Welltower, REIT  304 25
Weyerhaeuser, REIT  547 20
656
Real Estate Management &
Development 0.1%
CBRE Group, Class A (1) 243 24
24
Total Real Estate 680
UTILITIES 2.3%
Electric Utilities 1.5%
Alliant Energy  183 10
American Electric Power  365 30
Duke Energy  547 53
Edison International  277 15
Entergy  147 15
Evergy  167 10
Eversource Energy  251 21
Exelon  693 34
FirstEnergy  397 14
NextEra Energy  1,401 110
NRG Energy  179 7
Pinnacle West Capital  80 6
PPL  568 16
Southern  752 47
Xcel Energy  391 24
412
Gas Utilities 0.0%
Atmos Energy  95 8
8

T. ROWE PRICE Equity Index 500 Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable
Electricity Producers 0.0%
AES  487 11
11
Multi-Utilities 0.7%
Ameren  184 15
CenterPoint Energy  424 10
CMS Energy  211 13
Consolidated Edison  250 18
Dominion Energy  574 42
DTE Energy  141 16
NiSource  286 7
Public Service Enterprise Group  367 22
Sempra Energy  230 29
WEC Energy Group  228 20
192
Water Utilities 0.1%
American Water Works  133 22
22
Total Utilities 645
Total Common Stocks (Cost $7,274) 26,213
Shares/Par $ Value
(Cost and value in $000s)
‡
EQUITY MUTUAL FUNDS 0.3%
iShares Core S&P 500 ETF  171 74
Total Equity Mutual Funds (Cost $53) 74
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.8%
T. Rowe Price Government Reserve
Fund, 0.05% (2)(3) 223,220 223
223
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 0.05%,
12/30/21 (4) 20,000 20
20
Total Short-Term Investments (Cost
$243) 243
Total Investments in
Securities 99.7%
(Cost $7,570) $ 26,530
Other Assets Less Liabilities 0.3% 84
Net Assets 100.0% $ 26,614
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) Seven-day yield
(4) At September 30, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Index 500 Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1 S&P 500 E-Mini Index contracts 12/21 215 $ (8)
Net payments (receipts) of variation margin to date 5
Variation margin receivable (payable) on open futures contracts $ (3)

T. ROWE PRICE Equity Index 500 Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Group  $ — $ 7 $ 1
T. Rowe Price Government Reserve Fund, 0.05% — — —
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ 7 $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Group  $ 24 $ 2 $ 1 $ 32
T. Rowe Price Government Reserve Fund, 0.05% 176  ¤  ¤ 223
T. Rowe Price Short-Term Fund, 0.07% 19  ¤  ¤ —
Total $ 255^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++
Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+
Investment income comprised $1 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $235.

T. ROWE PRICE Equity Index 500 Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Index 500 Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe
Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Equity Index 500 Portfolio

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
E308-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 26,213 $ — $ — $ 26,213
Equity Mutual Funds 74 — — 74
Short-Term Investments 223 20 — 243
Total $ 26,510 $ 20 $ — $ 26,530
Liabilities
Futures Contracts* $ 8 $ — $ — $ 8
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.